1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
MATTHEW E. BARSAMIAN matthew.barsamian@dechert.com +1 202 261 3392 Direct +1 202 261 3013 FAX

January 3, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 854 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs Strategic Factor Allocation Fund and the Goldman Sachs Strategic Volatility Premium Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 29, 2021.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3392.

Sincerely,

/s/ Matthew E. Barsamian

Matthew E. Barsamian